Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

10. GOODWILL AND INTANGIBLE ASSETS

As stated in Note 3, commencing on January 1, 2025, the orbital slots were accounted for as finite life intangible assets. The change in estimate from indefinite life to finite life and the subsequent amortization on the orbital slots are summarized below.

	Orbital slots (indefinite life)	Orbital slots (finite life)	Total
Cost as at January 1, 2025	$611,173	$—	$611,173
Transfer to finite life	(611,173)	611,173	—
Impact of foreign exchange	—	(392)	(392)
Cost as at September 30, 2025	$—	$610,781	$610,781
Accumulated impairment as at January 1, 2025	$(258,877)	$—	$(258,877)
Transfer to finite life	258,877	(258,877)	—
Amortization	—	(25,713)	(25,713)
Impact of foreign exchange	—	113	113
Accumulated amortization as at September 30, 2025	$—	$(284,477)	$(284,477)
Net carrying values
As at December 31, 2024	$352,296	$—	$352,296
As at September 30, 2025	$—	$326,304	$326,304

During the nine-months ended September 30, 2025, we reviewed the most sensitive assumptions to determine whether or not there were any changes in the assumptions from the valuation that was performed at the end of 2024. Based upon this review, there were no significant changes to the assumptions from the valuation that was performed at the end of 2024, and as such there was no impairment on goodwill, orbital slots or trade name.